Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment
The detail of premises and equipment at December 31, 2016 and 2015 is as follows:

	In Thousands
	2016	2015
Land	$17,022	17,022
Buildings	29,937	27,821
Leasehold improvements	368	140
Furniture and equipment	9,760	8,605
Automobiles	304	280
Construction-in-progress	2,851	2,091
	60,242	55,959
Less accumulated depreciation	(15,828)	(13,859)
	$44,414	42,100

During 2016, 2015 and 2014 payments of $1,361,000, $1,222,000 and $1,176,000, respectively, were made to an entity owned by a director for the construction of buildings and minor repair work.
Depreciation expense was $2,760,000, $2,582,000 and $2,205,000 for the years ended December 31, 2016, 2015 and 2014, respectively.